SCHEDULE OF BORROWING OF THE GROUP TO INTEREST RATE CHANGES AND THE CONTRACTUAL REPAYMENT DATES (Details) - SGD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total	$ 503,606	$ 574,810
Later than one month and not later than six months [member]
IfrsStatementLineItems [Line Items]
Total	17,286	17,752
Later Than Six Month and Not Later Than Twelve Months [member]
IfrsStatementLineItems [Line Items]
Total	17,493	17,939
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total	155,600	159,288
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Total	$ 313,227	$ 379,831